Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories

Note 4 Inventories

Inventories consist of the following:

	December 31, 2022	December 31, 2023	December 31, 2023
	HK$’000	HK$’000	US$’000
Raw materials	5,182	6,171	790
Work in progress	2,715	2,070	265
Finished goods	7,963	5,847	749
Total inventories	15,860	14,088	1,804